18. SHARE CAPITAL: Schedule of Estimation of Fair value of the compensation warrants (Details) - Fair value of the compensation warrants	Sep. 24, 2020 $ / shares
Risk-free rate	0.23%
Exercise price	$ 0.75
Share Price	$ 0.58
Volatility	101.00%